Financial instruments - Narrative (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / Ounce	Dec. 31, 2024 USD ($)	Dec. 09, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash and cash equivalents	$ 380,424	$ 336,971		$ 306,895
Cash flows from (used in) operating activities	895,836	$ 877,604
Convertible senior secured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Convertible note, fair value	736,000
Revolving Credit Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Line of credit facility, maximum borrowing capacity	800,000
Undrawn borrowing facilities	650,000
Fekola Equipment Loan Facility, Third Equipment Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Line of credit facility, maximum borrowing capacity | €			€ 35
Undrawn borrowing facilities	6,000
Commodity price risk | Gold derivative contracts (Note 17)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Change of fair value due to gold price change	$ 20,000
Sensitivity analysis for types of market risk, Reasonably possible change in gold price (in USD per ounce) | $ / Ounce	100
Currency risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reasonably possible change in risk variable, percent	10.00%
Risk exposure associated with instruments sharing characteristic	$ 291,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on cash and cash equivalents	$ 8,000
Security price risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis , increase (decrease) of fair value due to long-term investment stock price change	$ 28,000
Fuel derivative contracts (Note 17) | Commodity price risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis , increase (decrease) of fair value due to fuel price change	$ 5,000
Measurement input, forward gold price | Gold stream obligation | Commodity price risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Change in gold price | $ / Ounce	100
Change of fair value due to gold price change	$ 6,000
Discount rate | Gold stream obligation | Interest rate risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reasonably possible change in risk variable, percent	0.50%
Change of fair value due to risk free interest rate change	$ 8,000
Bottom of range | Measurement input, forward gold price
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Key assumptions used for impairment test | $ / Ounce	4,314
Top of range | Measurement input, forward gold price
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Key assumptions used for impairment test | $ / Ounce	5,685